TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Components of Deferred Tax Assets and Liabilities

As of December 31, 2012 and 2013, the Company’s deferred taxes were in respect of the following:

	December 31,
	2012	2013
Carry forward tax losses	$249,270	$235,942
Employee stock based compensation	15,642	19,846
Other	26,214	33,992

Deferred tax assets before valuation allowance	291,126	289,780
Valuation allowance	(246,785)	(234,600)

Deferred tax asset	44,341	55,180

Intangible assets	(7,927)	(7,773)
Undistributed earnings of a subsidiary	—	(10,788)
Unrealized gains on marketable securities, net	(4,266)	(688)
Other	(945)	(950)

Deferred tax liability	(13,138)	(20,199)

Deferred tax asset, net	$31,203	$34,981

	December 31,
	2012	2013
Current deferred tax asset, net	$13,069	$21,732
Non-current deferred tax asset, net	19,173	13,557
Non-current deferred tax liability, net	(1,039)	(308)

	$31,203	$34,981

Schedule of Income Before Taxes
d.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2011	2012	2013
Domestic	$655,486	$725,651	$743,125
Foreign	27,728	61,216	52,711

	$683,214	$786,867	$795,836

Components of Income Tax Expense
e.	Taxes on income are comprised of the following:

	Year ended December 31,
	2011	2012	2013
Current	$150,800	$168,320	$143,008
Deferred	(11,552)	(1,453)	28

	$139,248	$166,867	$143,036

Domestic	$134,242	$152,040	$130,109
Foreign	5,006	14,827	12,927

	$139,248	$166,867	$143,036

	Year ended December 31,
	2011	2012	2013
Domestic taxes:
Current	$138,686	$152,453	$124,522
Deferred	(4,444)	(413)	5,587

	134,242	152,040	130,109

Foreign taxes - US:
Current	8,870	12,720	14,965
Deferred	1,567	(355)	(4,813)

	10,437	12,365	10,152

Other international locations:
Current	3,245	3,149	3,521
Deferred	(8,676)	(687)	(746)

	(5,431)	2,462	2,775

Total foreign taxes	5,006	14,827	12,927

Taxes on income	$139,248	$166,867	$143,036

Reconciliation Of Unrecognized Tax Benefits
f.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2012	2013
Beginning balance	$219,469	$259,547
Increases related to tax positions taken during prior years	38,209	91,202
Increases related to tax positions taken during the current year	11,361	142,875
Decrease related to settlement with the ITA	—	(288,204)
Decreases related to expiration of statute of limitations	(9,492)	—

Ending balance	$259,547	$205,420

Schedule of Effective Income Tax Reconciliation

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2011	2012	2013
Income before taxes as reported in the statements of income	$683,214	$786,867	$795,836

Statutory tax rate in Israel	24%	25%	25%
Decrease in taxes resulting from:
Effect of “Approved, Privileged or Preferred Enterprise” status *)	(6%)	(7%)	(6%)
Others, net	2%	3%	(1%)

Effective tax rate	20%	21%	18%

*) Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged or Preferred Enterprise” status	$0.21	$0.24	$0.24

Diluted earnings per share amounts of the benefit resulting from the “Approved, Privileged or Preferred Enterprise” status	$0.20	$0.23	$0.24